GENERAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	0 Months Ended
	Feb. 18, 2014	Aug. 07, 2013	Dec. 31, 2014	Dec. 31, 2012
Limco Piedmont Inc Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage			100.00%
Bental Industries Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage			70.00%
Tat Gal Inc Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage			100.00%
TAT Industries Ltd. Parent [Member] | Tat Technologies Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage				43.00%
KMN Industries Ltd. [Member] | Tat Technologies Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage				10.00%
KMN Industries Ltd. [Member] | Tat Industries Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage				80.00%
Tat Technologies Ltd Parent [Member] | Bental Industries Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Sale of ownerhsip interest, percentage	70.00%
Cash received from sale of affiliate	$ 5,000
Loss on sale of discontinued operation	(2,323)
Impariment	$ 3,319
Limco Piedmont Inc Parent [Member] | Limco Airepair Inc Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage			100.00%
Limco Piedmont Inc Parent [Member] | Piedmont Aviation Component Services LLC Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage			100.00%
Limco Piedmont Inc Parent [Member] | First Aviation Services Inc Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage			28.08%
FIMI Funds [Member] | Tat Technologies Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage		53.80%
Number ordinary shares sold in transaction		4,732,351